Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Current
Cash and cash equivalents (note 7)	$ 600,881	$ 567,994
Restricted cash	108,535	107,672
Accounts receivable, including non-trade of $31,636 (2016 – $33,924) and related party balance of $10,513 (2016 – $26,471)	252,627	295,357
Assets held for sale	23,900	61,282
Net investment in direct financing leases (note 5)	15,282	154,759
Prepaid expenses and other (note 13)	79,327	94,370
Total current assets	1,080,552	1,281,434
Restricted cash - non-current	105,342	129,576
Vessels and equipment (note 7)
At cost, less accumulated depreciation of $3,525,857 (2016 – $3,294,021)	7,459,681	7,666,975
Vessels under capital leases, at cost, less accumulated amortization of $79,037 (2016 – $69,072) (note 5)	674,771	484,253
Advances on newbuilding contracts and conversion costs (note 9a)	1,082,277	987,658
Total vessels and equipment	9,216,729	9,138,886
Net investment in direct financing leases - non-current (note 5)	638,564	505,835
Loans to equity-accounted investees and joint venture partners, bearing interest between nil and LIBOR plus margins up to 3%	322,061	292,209
Equity-accounted investments (note 6c and 9b)	978,266	1,010,308
Other non-current assets (note 13)	169,822	190,699
Intangible assets – net	82,466	89,175
Goodwill	176,630	176,630
Total assets	12,770,432	12,814,752
Current
Accounts payable	47,800	53,507
Accrued liabilities and other (notes 11 and 13)	402,039	403,685
Current portion of derivative liabilities (note 13)	103,118	115,813
Current portion of long-term debt (note 7)	1,299,806	998,591
Current obligation under capital leases	95,355	40,353
Current portion of in-process revenue contracts	27,984	34,511
Total current liabilities	1,976,102	1,646,460
Long-term debt (note 7)	5,273,116	5,640,955
Long-term obligation under capital leases	574,484	352,486
Derivative liabilities (note 13)	378,446	415,041
In-process revenue contracts	75,900	88,179
Other long-term liabilities (note 9d and 14)	328,823	333,236
Total liabilities	8,606,871	8,476,357
Commitments and contingencies (notes 5, 7, 9, and 13)
Redeemable non-controlling interest (note 9e)	249,778	249,102
Equity
Common stock and additional paid-in capital ($0.001 par value; 725,000,000 shares authorized; 86,259,246 shares outstanding and issued (2016 – 86,149,975)) (note 8)	890,779	887,075
(Accumulated deficit) retained earnings	(75,882)	22,893
Non-controlling interest	3,108,941	3,189,928
Accumulated other comprehensive loss	(10,055)	(10,603)
Total equity	3,913,783	4,089,293
Total liabilities and equity	$ 12,770,432	$ 12,814,752